Trade Receivables and Other - Summary of Trade Receivables and Other (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Non-current trade receivables	€ 0		€ 0
Finance lease receivables			6
Other taxes	0		0
Unbilled tooling costs			28
Contract assets	28	€ 32
Prepaid expenses	1		5
Restricted cash			1
Other	7		8
Total Other receivables	64		48
Total Trade receivables and Other	64		48
Current trade receivables	481		306
Finance lease receivables			6
Current income tax receivables	43		58
Other taxes	33		30
Unbilled tooling costs	0		0
Contract assets	2	€ 1
Prepaid expenses	12		8
Restricted cash	0		0
Other	16		11
Total Other receivables	106		113
Total Trade receivables and Other	587		419
Gross value [member]
Disclosure of trade and other receivables [line items]
Non-current trade receivables	0		0
Current trade receivables	483		309
Impairment [member]
Disclosure of trade and other receivables [line items]
Non-current trade receivables	0		0
Current trade receivables	€ (2)		€ (3)